STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Growth Fund

February 28, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.9%
Automobiles & Components - 2.5%
Dana	26,055		485,144
Dorman Products	16,045	[a]	1,498,924
Fox Factory Holding	55,566	[a]	6,557,899
Gentherm	10,642	[a]	902,867
LCI Industries	20,034		2,494,634
Visteon	21,132	[a]	2,539,432
			14,478,900
Banks - 5.7%
Axos Financial	134,427	[a]	7,358,534
Banc of California	55,470		1,089,986
Bank OZK	27,816		1,307,908
Central Pacific Financial	44,703		1,304,881
ConnectOne Bancorp	22,477		741,741
Cullen/Frost Bankers	5,992		843,254
Customers Bancorp	11,783	[a]	725,244
Federal Agricultural Mortgage, Cl. C	7,042		871,095
First Bancorp	60,343		852,043
First Financial Bankshares	27,892		1,336,585
First Interstate BancSystem, Cl. A	25,313		1,027,708
Heritage Commerce	98,914		1,176,087
Metropolitan Bank Holding	6,996	[a]	715,341
Mr. Cooper Group	17,965	[a]	913,161
National Bank Holdings, Cl. A	31,060		1,378,443
Nicolet Bankshares	9,402	[a]	895,635
Pacific Premier Bancorp	36,197		1,401,186
PacWest Bancorp	39,986		1,976,108
Popular	11,141		1,023,301
ServisFirst Bancshares	9,557		835,091
Silvergate Capital, Cl. A	6,118	[a]	783,593
The Bancorp	17,390	[a]	509,527
Triumph Bancorp	5,755	[a]	577,342
Walker & Dunlop	6,695		926,253
Wintrust Financial	22,181		2,203,904
			32,773,951
Capital Goods - 12.1%
AAON	33,949		1,988,053
AeroVironment	17,486	[a]	1,242,380
Alamo Group	10,682		1,485,973
Ameresco, Cl. A	19,942	[a]	1,281,274

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Capital Goods - 12.1% (continued)
Arcosa	21,297		1,121,713
Armstrong World Industries	19,967		1,765,083
Astec Industries	46,875		2,334,375
Atkore	11,578	[a]	1,177,598
Barnes Group	20,447		949,763
Beacon Roofing Supply	28,801	[a]	1,719,132
BlueLinx Holdings	9,355	[a]	836,150
Boise Cascade	11,758		939,935
Construction Partners, Cl. A	76,027	[a]	2,034,483
Curtiss-Wright	6,067		895,004
Donaldson	22,400		1,215,648
Dycom Industries	12,815	[a]	1,115,674
Energy Recovery	16,379	[a]	311,201
EnPro Industries	8,461		934,433
ESCO Technologies	26,979		1,876,929
Evoqua Water Technologies	57,357	[a]	2,446,849
Federal Signal	17,842		644,275
Fluor	72,456	[a]	1,569,397
H&E Equipment Services	52,370		2,186,971
Herc Holdings	3,832		609,748
John Bean Technologies	7,182		814,223
Kornit Digital	33,236	[a]	3,151,770
Kratos Defense & Security Solutions	67,999	[a]	1,422,539
Masonite International	34,298	[a]	3,235,330
MSC Industrial Direct, Cl. A	4,826		373,918
PGT Innovations	49,985	[a]	1,075,177
RADA Electronic Industries	104,973	[a]	1,374,097
RBC Bearings	16,933	[a]	3,282,462
Regal Rexnord	8,008		1,284,083
Rush Enterprises, Cl. A	33,369		1,733,186
Simpson Manufacturing	24,615		2,917,124
SiteOne Landscape Supply	15,773	[a,b]	2,719,738
Trex	36,031	[a]	3,309,087
Triton International	13,386		879,193
Univar Solutions	51,939	[a]	1,595,047
Veritiv	5,546	[a]	594,365
Vicor	16,682	[a]	1,247,313
Watts Water Technologies, Cl. A	5,889		847,722
WESCO International	9,319	[a]	1,134,402
WillScot Mobile Mini Holdings	96,649	[a]	3,433,939
Zurn Water Solutions	19,369		629,880
			69,736,636
Commercial & Professional Services - 2.8%
CACI International, Cl. A	3,610	[a]	1,010,042

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Commercial & Professional Services - 2.8% (continued)
Casella Waste Systems, Cl. A	18,405	[a]	1,387,737
CBIZ	46,637	[a]	1,814,646
Exponent	39,191		3,713,739
Franklin Covey	12,112	[a]	558,363
FTI Consulting	7,639	[a]	1,115,294
IAA	32,629	[a]	1,198,789
KBR	23,393		1,161,229
Montrose Environmental Group	29,877	[a]	1,317,874
The Brink's Company	27,388		1,918,803
Willdan Group	25,567	[a]	825,814
			16,022,330
Consumer Durables & Apparel - 1.5%
Cavco Industries	2,942	[a]	802,077
Clarus	55,540		1,264,646
Crocs	933	[a]	78,120
Mattel	35,964	[a]	898,381
Movado Group	23,327		919,550
Skyline Champion	34,576	[a]	2,324,890
Steven Madden	33,629		1,434,613
Vizio Holding, Cl. A	58,022	[a,b]	787,939
			8,510,216
Consumer Services - 5.3%
Boyd Gaming	57,275		4,063,088
Bright Horizons Family Solutions	18,258	[a]	2,385,225
Carriage Services	11,690		575,265
Century Casinos	77,179	[a]	949,302
Choice Hotels International	7,011		1,012,038
Chuy's Holdings	34,629	[a]	1,128,905
Dutch Bros, CI. A	13,936	[a,b]	671,855
European Wax Center, Cl. A	40,155	[a]	998,655
Golden Entertainment	9,565	[a]	544,535
Hilton Grand Vacations	44,694	[a]	2,317,831
Hyatt Hotels, Cl. A	8,160	[a]	792,418
Kura Sushi USA, Cl. A	6,843	[a]	360,626
Planet Fitness, Cl. A	11,263	[a]	953,188
Red Rock Resorts, Cl. A	51,502		2,589,521
SeaWorld Entertainment	15,506	[a]	1,075,961
Strategic Education	14,618		862,754
Stride	79,687	[a]	2,675,889
Texas Roadhouse	53,010		5,031,179
Vail Resorts	5,771		1,503,634
			30,491,869
Diversified Financials - 1.9%
Donnelley Financial Solutions	71,711	[a]	2,301,923

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Diversified Financials - 1.9% (continued)
Enova International	30,736	[a]	1,253,106
Evercore, Cl. A	13,861		1,760,486
Green Dot, Cl. A	31,633	[a]	906,285
PJT Partners, Cl. A	32,664		2,084,617
Stifel Financial	10,703		786,671
StoneX Group	10,627	[a]	801,807
Virtu Financial, Cl. A	23,747		833,045
			10,727,940
Energy - 3.2%
Cactus, Cl. A	17,956		909,651
California Resources	16,624		685,408
Centennial Resource Development, Cl. A	104,173	[a]	914,639
Chesapeake Energy	21,158	[b]	1,634,456
Enviva	16,589		1,156,253
Helmerich & Payne	53,858		1,951,275
Magnolia Oil & Gas, CI. A	35,579	[b]	795,191
Matador Resources	41,442		2,055,523
Nextier Oilfield Solutions	133,323	[a]	1,061,251
Northern Oil & Gas	33,825		848,331
Oasis Petroleum	6,878		911,404
Ovintiv	27,177		1,246,065
Patterson-UTI Energy	70,330		1,014,862
PDC Energy	13,723		885,408
RPC	106,103	[a]	930,523
Select Energy Services, Cl. A	88,013	[a]	728,748
Whiting Petroleum	12,398		915,592
			18,644,580
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings	58,976	[a]	3,707,821
Performance Food Group	38,257	[a]	2,143,922
The Andersons	20,919		953,906
			6,805,649
Food, Beverage & Tobacco - 1.5%
Flowers Foods	31,886		873,995
Freshpet	18,484	[a]	1,760,231
Hostess Brands	47,532	[a]	1,023,839
J&J Snack Foods	13,300		2,177,476
MGP Ingredients	12,118		964,714
The Hain Celestial Group	36,633	[a]	1,331,976
The Simply Good Foods Company	16,896	[a]	669,588
			8,801,819
Health Care Equipment & Services - 8.3%
Allscripts Healthcare Solutions	41,396	[a]	805,566
AMN Healthcare Services	22,974	[a]	2,438,460

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Health Care Equipment & Services - 8.3% (continued)
Axonics	29,004	[a]	1,646,267
BioLife Solutions	48,231	[a]	1,133,429
Castle Biosciences	39,010	[a]	1,688,743
CryoPort	89,527	[a]	3,073,462
Envista Holdings	17,926	[a]	860,448
Establishment Labs Holdings	8,596	[a,b]	519,456
Globus Medical, Cl. A	39,203	[a]	2,756,755
Guardant Health	4,646	[a]	307,890
HealthEquity	40,402	[a]	2,169,991
HealthStream	47,849	[a]	980,426
Inari Medical	6,698	[a,b]	589,290
Inmode	34,773	[a]	1,484,459
Inspire Medical Systems	6,604	[a]	1,611,772
Insulet	1,383	[a]	366,066
Lantheus Holdings	21,601	[a]	1,032,960
LeMaitre Vascular	27,855	[b]	1,322,277
LHC Group	18,637	[a]	2,537,800
Masimo	11,147	[a]	1,755,095
MEDNAX	36,801	[a]	863,719
Neogen	50,740	[a]	1,811,418
Omnicell	41,144	[a]	5,319,097
OptimizeRx	26,432	[a]	1,197,105
Option Care Health	29,220	[a]	750,954
PetIQ	40,575	[a,b]	805,008
Premier, Cl. A	64,902		2,332,578
STAAR Surgical	29,251	[a]	2,320,189
Tactile Systems Technology	44,788	[a]	911,884
Tandem Diabetes Care	16,293	[a]	1,835,081
Tenet Healthcare	10,256	[a]	881,913
			48,109,558
Household & Personal Products - 1.3%
Inter Parfums	35,994		3,343,123
Medifast	17,287		3,215,382
WD-40	5,585		1,183,406
			7,741,911
Insurance - 1.4%
Goosehead Insurance, Cl. A	15,033	[a]	1,307,570
Kinsale Capital Group	27,641		5,797,976
Palomar Holdings	10,768	[a]	693,782
			7,799,328
Materials - 5.0%
Balchem	20,601		2,849,942
Cabot	15,555		1,138,004
Century Aluminum	43,152	[a]	1,019,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Materials - 5.0% (continued)
Element Solutions	101,804		2,502,342
Huntsman	28,986		1,172,194
Ingevity	27,085	[a]	1,848,010
Kaiser Aluminum	16,736		1,615,024
Livent	108,479	[a,b]	2,554,680
LSB Industries	52,040	[a]	900,292
Materion	16,783		1,402,220
Methanex	44,042		2,298,552
MP Materials	28,399	[a,b]	1,295,562
Olin	12,820		660,358
Ranpak Holdings	119,960	[a]	2,903,032
Reliance Steel & Aluminum	5,090		971,528
Sealed Air	16,319		1,095,494
Silgan Holdings	18,786		786,758
Tronox Holdings, Cl. A	61,826		1,255,068
Warrior Met Coal	27,113		854,060
			29,122,370
Media & Entertainment - 2.1%
Clear Channel Outdoor Holdings	235,088	[a]	879,229
Lions Gate Entertainment, Cl. A	109,500	[a,b]	1,681,920
TechTarget	42,158	[a]	3,304,344
World Wrestling Entertainment, Cl. A	41,350	[b]	2,450,401
Ziff Davis	35,585	[a]	3,579,851
			11,895,745
Pharmaceuticals Biotechnology & Life Sciences - 10.0%
ACADIA Pharmaceuticals	21,411	[a]	544,054
Aerie Pharmaceuticals	61,078	[a,b]	506,947
Albireo Pharma	17,877	[a]	596,019
Alpha Teknova	25,054	[a]	425,918
Amicus Therapeutics	47,271	[a]	384,786
Amphastar Pharmaceuticals	33,684	[a]	933,384
Amylyx Pharmaceuticals	15,128	[a]	497,711
Arcus Biosciences	21,620	[a]	804,264
Arena Pharmaceuticals	13,825	[a]	1,312,960
argenx, ADR	4,578	[a]	1,317,136
Ascendis Pharma, ADR	9,387	[a]	1,055,005
Avantor	27,317	[a]	947,627
Avid Bioservices	112,204	[a]	2,297,938
BioCryst Pharmaceuticals	49,307	[a,b]	818,989
Biohaven Pharmaceutical Holding	27,038	[a]	3,209,680
Bio-Techne	7,857		3,295,304
CareDx	49,000	[a]	1,880,621
Catalyst Pharmaceuticals	89,135	[a]	695,253
Collegium Pharmaceutical	24,909	[a]	484,978

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 10.0% (continued)
Cytokinetics	20,054	[a,b]	708,307
Emergent BioSolutions	17,326	[a]	716,950
Fate Therapeutics	13,236	[a]	457,304
Global Blood Therapeutics	17,134	[a]	517,447
Halozyme Therapeutics	84,601	[a]	3,000,797
Insmed	14,685	[a]	350,972
Instil Bio	39,150	[a,b]	420,080
Intra-Cellular Therapies	49,215	[a]	2,730,448
Iovance Biotherapeutics	50,819	[a]	796,334
iTeos Therapeutics	18,354	[a]	663,130
IVERIC bio	77,695	[a]	1,246,228
Karyopharm Therapeutics	124,018	[a,b]	1,281,106
Kezar Life Sciences	48,662	[a]	722,631
Kiniksa Pharmaceuticals, CI. A	39,979	[a]	409,385
Krystal Biotech	19,764	[a,b]	1,256,003
LAVA Therapeutics	17,647	[a]	84,529
Ligand Pharmaceuticals	16,143	[a]	1,633,994
Medpace Holdings	26,553	[a]	4,061,813
NeoGenomics	52,417	[a,b]	1,122,248
Neurocrine Biosciences	10,456	[a]	939,681
Optinose	40,185	[a]	117,742
Pacira Biosciences	19,635	[a]	1,309,458
Prestige Consumer Healthcare	50,506	[a]	3,006,622
Prometheus Biosciences	22,370	[a]	973,990
PTC Therapeutics	36,942	[a]	1,297,403
Puma Biotechnology	16,500	[a]	37,950
Repligen	3,346	[a]	658,158
Revance Therapeutics	46,355	[a,b]	629,037
Sierra Oncology	25,466	[a]	787,154
Singular Genomics Systems	23,118	[a]	190,261
SomaLogic	64,282	[a]	584,323
Supernus Pharmaceuticals	33,384	[a]	1,066,619
Twist Bioscience	8,319	[a]	465,365
Veracyte	34,967	[a]	972,083
Verve Therapeutics	15,556	[a,b]	507,903
VistaGen Therapeutics	198,610	[a]	278,054
			58,010,083
Real Estate - 2.5%
American Assets Trust	27,958	[c]	1,022,145
Apple Hospitality REIT	37,483	[c]	663,074
DigitalBridge Group	310,414	[a,c]	2,250,502
EastGroup Properties	4,628	[c]	882,837
First Industrial Realty Trust	11,157	[c]	642,420

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Real Estate - 2.5% (continued)
Gladstone Land	23,768	[b,c]	710,426
Independence Realty Trust	28,184	[c]	712,210
Innovative Industrial Properties	7,707	[b,c]	1,452,461
National Storage Affiliates Trust	12,996	[c]	757,277
NexPoint Residential Trust	12,635	[c]	1,073,596
Park Hotels & Resorts	29,276	[a,c]	551,560
Retail Opportunity Investments	82,329	[c]	1,495,095
Rexford Industrial Realty	9,952	[c]	697,934
Terreno Realty	17,299	[c]	1,189,998
UMH Properties	24,202	[c]	558,098
			14,659,633
Retailing - 3.3%
Asbury Automotive Group	13,643	[a]	2,648,243
Boot Barn Holdings	19,580	[a]	1,703,852
CarGurus	18,131	[a]	878,447
Leslie's	95,434	[a]	2,033,699
Macy's	30,944		802,068
Murphy USA	3,773		681,932
Ollie's Bargain Outlet Holdings	28,754	[a]	1,241,598
Overstock.com	52,622	[a]	2,994,192
Points.com	20,338	[a]	367,304
Pool	3,249		1,489,926
Shutterstock	19,798		1,792,313
Signet Jewelers	20,478		1,443,699
Sleep Number	12,601	[a]	827,886
			18,905,159
Semiconductors & Semiconductor Equipment - 6.3%
Ambarella	5,086	[a]	710,565
Axcelis Technologies	13,563	[a]	938,831
Azenta	23,477		2,054,707
CEVA	33,271	[a]	1,356,459
Diodes	7,207	[a]	645,675
Impinj	8,361	[a]	574,819
Lattice Semiconductor	39,615	[a]	2,480,691
MaxLinear	14,424	[a]	884,912
Monolithic Power Systems	5,459		2,504,043
Onto Innovation	73,904	[a]	6,371,265
PDF Solutions	21,813	[a]	596,804
Photronics	55,956	[a]	1,030,710
Rambus	39,152	[a]	1,057,104
Semtech	61,996	[a]	4,301,283
Silicon Laboratories	3,864	[a]	593,935
Silicon Motion Technology, ADR	36,173		2,623,989
SiTime	11,305	[a]	2,285,193

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Semiconductors & Semiconductor Equipment - 6.3% (continued)
SMART Global Holdings	21,521	[a,b]	590,751
Synaptics	17,100	[a]	3,906,153
Veeco Instruments	32,705	[a,b]	934,382
			36,442,271
Software & Services - 12.0%
A10 Networks	43,764		623,199
ACI Worldwide	109,485	[a]	3,669,937
Agilysys	33,008	[a]	1,387,326
Alarm.com Holdings	39,818	[a]	2,621,219
Asana, Cl. A	10,348	[a,b]	566,967
Bill.com Holdings	5,161	[a]	1,227,699
Blackbaud	22,246	[a]	1,390,153
BlackLine	26,328	[a]	1,982,762
Bottomline Technologies	31,902	[a]	1,806,929
Cerence	11,064	[a]	399,521
Concentrix	4,383		876,118
Consensus Cloud Solutions	10,940	[a]	608,920
CSG Systems International	14,604		901,359
Digital Turbine	14,165	[a,b]	686,719
DigitalOcean Holdings	22,492	[a]	1,334,225
Domo, Cl. B	18,322	[a]	815,329
Envestnet	33,511	[a]	2,507,293
Euronet Worldwide	26,444	[a]	3,390,914
Evo Payments, Cl. A	60,455	[a]	1,457,570
ExlService Holdings	23,938	[a]	2,891,471
Fair Isaac	8,165	[a]	3,847,266
I3 Verticals, Cl. A	57,544	[a]	1,519,162
Limelight Networks	178,987	[a,b]	699,839
MAXIMUS	19,086		1,505,122
Mimecast	18,640	[a]	1,482,439
Perficient	22,506	[a]	2,293,361
Q2 Holdings	24,092	[a,b]	1,567,185
Qualys	8,157	[a]	1,022,154
Rackspace Technology	143,060	[a,b]	1,592,258
Rapid7	11,640	[a]	1,204,274
Smartsheet, Cl. A	8,216	[a]	436,845
SolarWinds	10,691	[a,b]	144,863
Sprout Social, Cl. A	32,195	[a]	2,096,216
SPS Commerce	8,153	[a]	1,058,667
Switch, Cl. A	24,031		625,287
The Descartes Systems Group	74,155	[a]	5,284,286
Tyler Technologies	2,994	[a]	1,282,210
Varonis Systems	6,776	[a]	295,434

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Software & Services - 12.0% (continued)
Verra Mobility	146,898	[a]	2,467,886
Wix.com	6,574	[a]	602,047
WNS Holdings, ADR	50,332	[a]	4,158,933
Workiva	19,193	[a]	2,021,023
Zeta Global Holdings, Cl. A	68,495	[a,b]	891,120
			69,243,507
Technology Hardware & Equipment - 3.7%
908 Devices	13,902	[a,b]	231,190
Belden	27,603		1,555,429
Calix	57,369	[a]	3,117,431
Cambium Networks	20,066	[a]	558,035
Ciena	14,072	[a]	962,806
Clearfield	26,541	[a,b]	1,701,544
ePlus	37,392	[a]	1,753,685
Extreme Networks	50,723	[a]	582,807
Ituran Location & Control	7,828		161,022
Juniper Networks	29,168		985,587
nLight	46,788	[a]	762,644
Novanta	17,016	[a]	2,324,896
PAR Technology	24,870	[a,b]	1,043,048
Pure Storage, Cl. A	28,905	[a]	749,796
Radware	56,372	[a]	1,939,761
Rogers	9,029	[a]	2,464,917
Super Micro Computer	17,944	[a]	705,020
			21,599,618
Transportation - 3.1%
Air Transport Services Group	62,228	[a]	1,960,804
Allegiant Travel	11,395	[a]	1,983,756
Atlas Air Worldwide Holdings	9,254	[a]	725,143
Daseke	68,495	[a]	859,612
Eagle Bulk Shipping	14,168		747,079
Forward Air	9,877		1,019,109
Genco Shipping & Trading	40,450		779,876
GXO Logistics	9,142	[a]	767,288
Knight-Swift Transportation Holdings	10,990		598,735
Marten Transport	173,255		2,988,649
Matson	7,871		871,871
Saia	6,824	[a]	1,960,058
TFI International	15,606		1,627,550
XPO Logistics	14,690	[a]	1,067,669
			17,957,199
Utilities - .2%
California Water Service Group	16,312		928,642
Total Common Stocks (cost $434,994,086)			559,408,914

	1-Day Yield (%)
Investment Companies - 2.3%
Registered Investment Companies - 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $13,417,214)	0.10	13,417,214	[d]	13,417,214

Investment of Cash Collateral for Securities Loaned - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $9,446,112)	0.10	9,446,112	[d]	9,446,112
Total Investments (cost $457,857,412)		100.8%		582,272,240
Liabilities, Less Cash and Receivables		(.8%)		(4,670,619)
Net Assets		100.0%		577,601,621

ADR—American Depository Receipt

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At February 28, 2022, the value of the fund’s securities on loan was $24,375,180 and the value of the collateral was $24,680,624, consisting of cash collateral of $9,446,112 and U.S. Government & Agency securities valued at $15,234,512. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Growth Fund

February 28, 2022 (Unaudited)

The following is a summary of the inputs used as of February 28, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	559,408,914	-	-	559,408,914
Investment Companies	22,863,326	-	-	22,863,326

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 28, 2022, accumulated net unrealized appreciation on investments was $124,414,828, consisting of $150,527,106 gross unrealized appreciation and $26,112,278 gross unrealized depreciation.

At February 28, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.